COMMON SHARES (Details) $ in Millions	12 Months Ended
	Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2014 CNY (¥) shares	Sep. 24, 2015 USD ($)	Aug. 05, 2014 USD ($)	Nov. 01, 2012 USD ($)
Common shares
Repurchase price	¥ 19,536,028	¥ 8,362,136	¥ 132,528
ADS
Common shares
Authorized amount to be repurchased (in dollars) | $				$ 3	$ 5	$ 5
Common share
Common shares
Shares repurchased | shares	1,134,264	612,314	10,678
Repurchase price	¥ 19,536,028	¥ 8,362,136	¥ 132,528